Digital Currency and Risk Management - Schedule of digital currency and risk management (Details)	12 Months Ended
Mar. 31, 2022 USD ($)
Bitcoin [Member]
Digital Currency And Risk Management [Line Items]
Impact of 10% variance in price	$ 11,755,998
Ethereum [Member]
Digital Currency And Risk Management [Line Items]
Impact of 10% variance in price	5,230,171
Ethereum Classic [Member]
Digital Currency And Risk Management [Line Items]
Impact of 10% variance in price	$ 2,932